Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
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Trade and Other Receivables

19. Trade and Other Receivables

	2018 €m	2017 €m
Current
Trade receivables	2,761	2,456
Amounts receivable in respect of construction contracts (i)	878	773
Total trade receivables, gross	3,639	3,229
Loss allowance	(133)	(131)
Total trade receivables, net	3,506	3,098
Amounts receivable from equity accounted investments	9	8
Prepayments and other receivables	559	524
Total	4,074	3,630

Non-current
Other receivables	181	156

Trade and other receivables are measured at amortised cost (less any loss allowance) as the Group’s business model is to “hold to collect” contractual cash flows, and the cash flows arising from trade and other receivables are solely payments of principal and interest.

(i)

Includes unbilled revenue and retentions held by customers in respect of construction contracts at the balance sheet date amounting to €245 million and €168 million respectively (2017: €176 million and €154 million respectively).

Valuation and qualifying accounts (loss allowance)

The movements in the loss allowance for receivables during the financial year were as follows:

	2018 €m	2017 €m	2016 €m
At 1 January	131	152	161
Reclassified from*/(as) held for sale	6	(6)	-
Translation adjustment	-	(7)	(1)
Provided during year	35	32	43
Disposed of during year	(3)	-	(1)
Written off during year	(30)	(36)	(43)
Arising on acquisition (note 32)	6	3	2
Recovered during year	(12)	(7)	(9)
At 31 December	133	131	152

Given the common profile of CRH’s customers, how customer credit risk is managed at appropriate group locations, and the breadth and scale of its international operations, a disclosure of concentrations of credit risk by geographic location best enables users of financial statements to assess CRH’s credit risk exposure. The following table sets out the gross carrying value of trade receivables and loss allowance by segment:

	Gross carrying value of trade receivables			Loss allowance
	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m

Europe Heavyside	1,144	1,084	1,109	61	67	68
Europe Lightside	174	184	176	8	9	10
Europe Distribution	409	391	374	27	25	26
Europe	1,727	1,659	1,659	96	101	104

Americas Materials	1,322	1,054	1,004	19	17	21
Americas Products	566	495	573	15	10	13
Americas Distribution	-	-	303	-	-	10
Americas	1,888	1,549	1,880	34	27	44

Asia	24	21	26	3	3	4

Total Group	3,639	3,229	3,565	133	131	152

* Reflects amounts at 1 January 2018 relating to assets held for sale at 31 December 2017 which were subsequently divested in 2018. Refer to note 3 for further details.

Customer credit risk is managed according to established policies, procedures and controls. Customer credit quality is assessed in line with strict credit rating criteria and credit limits are established where appropriate. Outstanding customer balances are regularly monitored and a review for indicators of impairment (evidence of financial difficulty of the customer, payment default, breach of contract etc.) is carried out at each reporting date. Significant balances are reviewed individually while smaller balances are grouped and assessed collectively. Receivables balances are in general unsecured and non-interest-bearing. The trade receivables balances disclosed above comprise a large number of customers spread across the Group’s activities and geographies with balances classified as “neither past due nor impaired” representing 64% of the total trade receivables balance at the balance sheet date (2017: 64%). There have been no significant changes to the Group’s credit risk parameters or to the composition of the Group’s trade receivables portfolio during the financial year.

The Group applies the simplified approach to providing for expected credit losses (ECL) permitted by IFRS 9 Financial Instruments, which requires expected lifetime losses to be recognised from initial recognition of the receivables. Receivables such as those which relate to bonded government contracts and receivables which fall under credit insurance are considered low risk and would not attract a material ECL. Given the positive economic outlook (e.g. forecast Gross Domestic Product) for the next 12 months in the majority of the economies in which we operate we consider that our ECL adequately represents the risk of default on our receivable balances.

Trade receivables are written-off when there is no reasonable expectation of recovery, such as a debtor failing to engage in a repayment plan with the company. Where recoveries are made, these are recognised in the Consolidated Income Statement.

Aged analysis

The aged analysis of trade receivables and amounts receivable in respect of construction contracts at the balance sheet date was as follows:

	2018 €m	2017 €m
Neither past due nor impaired	2,319	2,070
Past due but not impaired:
- less than 60 days	922	832
- 60 days or greater but less than 120 days	169	129
- 120 days or greater	96	67
Impaired (partial or full provision)	133	131
Total	3,639	3,229

Trade receivables and amounts receivable in respect of construction contracts are in general receivable within 90 days of the balance sheet date.